Employee benefits plans - Disclosure of contributions by the company (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
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Employer Contributions [Line Items]
Employer contributions	R$ 17,938	R$ 18,077